FEDERATED INTERNATIONAL SMALL COMPANY FUND
Class A Shares
Class B Shares
Class C Shares
(A Portfolio of Federated World Investment Series, Inc.)
-------------------------------------------------------------------------------

Supplement to Prospectus dated January 31, 2001


     Please note on the cover page, and under the headings "Risk/Return Summary" and "What are the Fund's Investment Strategies," the Fund may now invest in equity securities of foreign companies that have market capitalization at the time of purchase of $5.0 billion or less.



                                                      September 28, 2001



Cusip 31428U748
Cusip 31428U730
Cusip 31428U722
26751 (9/01)